Organization (Tables)	12 Months Ended
Dec. 31, 2019
Organization
Schedule of Company's subsidiaries, VIEs and subsidiary of VIE

As of December 31, 2019, the Company’s significant subsidiaries, VIEs and subsidiary of the VIE are as follows:

			Percentage of
	Date of	Place of	ownership by the
Entity	incorporation	incorporation	Company		Principal activities
			Direct	Indirect
Subsidiaries:
Molecular Data (HK) Limited (“MKD HK”)	14 March, 2018	Hong Kong	100%	—	Investment holding
Shanghai MOHUA Information Technology Co., Ltd. (“Shanghai MOHUA”)	27 July, 2018	PRC	100%	—	E-commerce platform
Shanghai MOKAI Biotechnology Co., Ltd. (“Shanghai MOKAI”)	11 December, 2018	PRC	100%	—	Chemical trading
Shanghai MOCHUANG Biotechnology Co., Ltd. (“Shanghai MOCHUANG”)	11 December, 2018	PRC	100%	—	Chemical trading
VIEs:
Shanghai MOLBASE Technology Co., Ltd. (“Shanghai MOLBASE”)	26 January, 2014	PRC	—	100%	E-commerce platform
Jiaxing MOLBASE Information Technology Co., Ltd. (“Jiaxing MOLBASE”)	21 March, 2013	PRC	—	100%	Chemical trading
Subsidiary of the VIE:
ShaanXi MOLBASE Biotechnology Co., Ltd. (“ShaanXi MOLBASE”)	29 August, 2017	PRC	—	100%	Chemical trading

Schedule of assets and liabilities of the VIEs and subsidiary of the VIE included in the Company's consolidated balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	—	446	64
Prepayments and other current assets	—	56,293	8,086
Total current assets	—	56,739	8,150
Total Assets	—	56,739	8,150

LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current Liabilities
Accrued expenses and other liabilities	—	17,499	2,154
Amounts due to related parties	—	36,126	5,189
Total current liabilities	—	53,625	7,703

Non-current Liabilities
Amounts due to related parties	—	12,822	1,842
Loss in excess of investments in subsidiaries, the VIEs and subsidiary of the VIE	61,625	206,789	29,703
Total non-current liabilities	61,625	219,611	31,545
Total Liabilities	61,625	273,236	39,248

Shareholders’ deficit
Ordinary shares (par value of US$0.00005 per share; 1,000,000,000 shares authorized; 310,627,024 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	98	98	14
Additional paid-in capital	498,626	537,618	77,223
Accumulated other comprehensive loss	—	(316)	(45)
Accumulated deficit	(560,349)	(753,897)	(108,290)
Total shareholders’ deficit	(61,625)	(216,497)	(31,098)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	—	56,739	8,150

Schedule of results of operations and cash flows of the VIEs and subsidiary of the VIE

	For the years ended December 31
	2017	2018	2019
	RMB	RMB	RMB	US$
Net cash used in operating activities	—	—	(9,709)	(1,395)
Net cash generated from investing activities	—	—	—	—
Net cash generated from financing activities	—	—	10,155	1,459

Net increase in cash, cash equivalents and restricted cash	—	—	446	64
Cash, cash equivalents and restricted cash at beginning of year	—	—	—	—
Cash, cash equivalents and restricted cash at end of year	—	—	446	64

VIEs and subsidiary of the VIE
Organization
Schedule of assets and liabilities of the VIEs and subsidiary of the VIE included in the Company's consolidated balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,250	3,382	486
Restricted cash	—	4,148	596
Accounts receivable, net	7,322	11,774	1,691
Unbilled receivables	2,925	41,211	5,920
Notes receivable	1,085	107,404	15,428
Inventories, net	—	725	104
Prepayments and other current assets	83,759	132,152	18,982
Amounts due from related parties	5,307	95,651	13,739
Total current assets	101,648	396,447	56,946
Non-current assets:
Property and equipment, net	411	1,049	151
Intangible assets, net	5	1,560	224
Right-of-use assets, net	—	3,219	462
Total non-current assets	416	5,828	837
Total assets	102,064	402,275	57,783
Current liabilities:
Short-term borrowings	82	—	—
Accounts payable	4,352	185,188	26,601
Accrued expenses and other liabilities	18,458	65,443	9,400
Income taxes payable	—	387	56
Deferred revenue	43,860	68,662	9,863
Current portion of lease liabilities	—	3,080	442
Amounts due to related parties	118,691	261,980	37,631
Total current liabilities	185,443	584,740	83,993
Non-current liabilities:
Amounts due to related parties	—	4,320	621
Deferred government grants	30	—	—
Total non-current liabilities	30	4,320	621
Total liabilities	185,473	589,060	84,614

Schedule of results of operations and cash flows of the VIEs and subsidiary of the VIE

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Net revenues	210,807	2,187,683	10,208,796	1,466,402
Net loss	(19,532)	(19,451)	(103,375)	(14,850)
Net cash used in operating activities	(18,747)	(48,944)	(47,912)	(6,882)
Net cash used in investing activities	(1,734)	(99)	(3,535)	(508)
Net cash generated from financing activities	21,211	49,135	57,727	8,292